780 North Water Street Milwaukee, WI 53202-3590 TEL 414-273-3500 Fax 414-273-5198 www.gklaw.com

November 2, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:

Marshall Funds, Inc. (Registration Nos. 033-48907; 811-58433)

Ladies and Gentlemen:

Attached for filing on behalf of Marshall Funds, Inc. (the “Company”) pursuant to Rule 497(c) under the Securities Act of 1933, as amended, please find the final form of the Company’s Prospectus for Investor Class shares of the Prime Money Market Fund.

In addition, please note that in lieu of filing the forms of the Company’s Prospectuses for Class Y, Class A and Class I shares, the combined Prospectus for the Company’s money market funds and the Statement of Additional Information included in Post-Effective Amendment No. 50  to the Registration Statement on Form N-1A which will be used by the Company after the effective date of Post-Effective Amendment No. 50 as required by Rule 497(c), we are hereby providing you with notice in accordance with Rule 497(j) under the Act that the Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Act would not have differed from those contained in Post-Effective Amendment No. 50.  The text of Post-Effective Amendment No. 50 was filed electronically via EDGAR on October 30, 2007.

If you have any questions regarding this letter, please do not hesitate to call me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Michele L. Racadio

Michele L. Racadio

cc:

John M. Blaser

Cameron Avery

Carol A. Gehl

Ellen Drought

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